Assets for Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 2,620,720	$ 2,529,871
Large Market Same Store
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,187,218	1,108,827
Secondary Market Same Store
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	695,113	654,315
Non-Same Store and Other
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	678,361	728,209
Corporate assets
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 60,028	$ 38,520